                                                    ----------------------------
                          UNITED STATES                     OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION   ----------------------------
                     Washington, D.C.  20549        OMB Number: 3235-0006
                                                    Expires: February 28, 1997
                            Form 13F                Estimated average burden
                                                    Hours per response.....24.60
                                                    ----------------------------
                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------


    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: June 30, 2000.
                                              ----------------
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

 If amended report check here:[_]

       George T. Shaw          13F No. 28-1721     CIK: 0000789937 CCC: mux8f@nc
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


--------------------------------------------------------------------------------
Business Address           (Street)          (City)      (State)      (Zip)

   Hemenway & Barnes, 60 State Street, Boston, MA  02109  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ ATTENTION ---------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day
                             ------              -------------        ---
of August, 2000.
   ------------
                                     George T. Shaw, Trustee
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:            Name:                                  13F File No.:
1.  Bank of Boston Corporation                   28-251                   6.  State Street Corporation            28-399
-----------------------------------------      --------------------      ------------------------------------    ----------------
2.  Lawrence Coolidge                            28-252                   7.
-----------------------------------------      --------------------      ------------------------------------    ----------------
3.  Fiduciary Trust Company                      28-471                   8.
-----------------------------------------      --------------------      ------------------------------------    ----------------
4.  Roy A. Hammer                                28-5798                  9.
-----------------------------------------      --------------------      ------------------------------------    ----------------
5.  PNC Bank N.A.                                28-586                   10.
-----------------------------------------      --------------------      ------------------------------------    ----------------

AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW



   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
AT & T CORP               COMMON STOCK           001957109      1097356       34699               xx                     26449
                                                                                                  xx         14           8250
AT & T CORP               LIBERTY MEDIA          001957208       984550       40600               xx                     40600
                          GROUP CL A

ABBOTT LABS               COMMON STOCK           002824100     10111588      226908               xx                    135088
                                                                                                  xx         14          91820
AGILENT TECHNOLOGIES INC  COMMON STOCK           00846U101      2476378       33578               xx                     21031
                                                                                                  xx         14          12547
ALBERTSONS INC            COMMON STOCK           013104104       392350       11800               xx                      4000
                                                                                                  xx         14           7800
ALCOA INC                 COMMON STOCK           013817101       696000       24000               xx                     24000

AMERICAN HOME PRODUCTS    COMMON STOCK           026609107      3542625       60300               xx                     58700
                                                                                                  xx         14           1600
AMERICAN INTERNATIONAL    COMMON STOCK           026874107       216553        1843               xx                      1843
 GROUP INC.

AMGEN INC                 COMMON STOCK           031162100      7932630      112920               xx                     79840
                                                                                                  xx         14          33080
ANALOG DEVICES, INC.      COMMON STOCK           032654105      3792400       49900               xx                     26300
                                                                                                  xx         14          23600
AUTOMATIC DATA            COMMON STOCK           053015103      8639096      161290               xx                    107420
 PROCESSING                                                                                       xx         14          53870

AVERY DENNISON CORP       COMMON STOCK           053611109      3547556       52850               xx                     35475
                                                                                                  xx                     17375

AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW



   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
BP AMOCO PLC ADR          COMMON STOCK           055622104      8516729      150572               xx                    106230
                                                                                                  xx         14          44342
BELL ATLANTIC CORP.       COMMON STOCK           077853109       745877       14679               xx                      7719
                                                                                                  xx         14           6960
BELLSOUTH CORP.           COMMON STOCK           079860102      1684029       39508               xx                     21804
                                                                                                  xx         14          17704
BERKSHIRE HATHAWAY INC    CL B                   084670207      3164480        1798               xx                       841
                                                                                                  xx         14            957
BESTFOODS INC             COMMON STOCK           08658U101      2832325       40900               xx                     16700
                                                                                                  xx         14          24200
BRISTOL-MYERS SQUIBB CO   COMMON STOCK           110122108     10686778      183464               xx                     97484
                                                                                                  xx
                                                                                                  xx         14          85980
BURLINGTON RESOURCES INC  COMMON STOCK           122014103      1260720       32960               xx                     22835
                                                                                                  xx         14          10125
CATERPILLAR INC.          COMMON STOCK           149123101       271000        8000               xx                      8000

CHEVRON CORP              COMMON STOCK           166751107      3781620       44588               xx                     27244
                                                                                                  xx         14          17344
CHUBB CORPORATION         COMMON STOCK           171232101       313650        5100               xx                      4100
                                                                                                  xx         14           1000
CISCO SYS INC             COMMON STOCK           17275R102      9096557      143112               xx                     76816
                                                                                                  xx         14          66296
COCA COLA CO              COMMON STOCK           191216100      2182338       37995               xx                     24895
                                                                                                  xx         14          13100

AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW



   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
COGNEX                    COMMON STOCK           192422103      1566473       30270               xx                     13270
                                                                                                  xx         14          17000
COLGATE PALMOLIVE CO      COMMON STOCK           194162103       704130       11760               xx                     11760

COMPUTER SCIENCES CORP    COMMON STOCK           205363104       246469        3300               xx                      3300

CONEXANT SYSTEMS INC.     COMMON STOCK           207142100       567357       11668               xx                      3500
                                                                                                  xx         14           8168
CONOCO INC                CLASS B                208251405       264047       10750               xx                     10750

WALT DISNEY COMPANY       COMMON STOCK           254687106      1635947       42150               xx                     37500
                                                                                                  xx         14           4650
DOW JONES & CO INC        COMMON STOCK           260561105     57349403      782927               xx                    739744
                                                                                                  xx         14          43183
DOW JONES & CO INC        CLASS B (RESTRICTED)   260561204     79706475     1088143               xx                    729063
                                                                                                  xx         14         359080
E I DU PONT DE NEMOURS    COMMON STOCK           263534109      4354744       99537               xx                     75247
 & CO                                                                                             xx         14          24290

E M C CORP                COMMON STOCK           268648102     18341592      238396               xx                    170676
                                                                                                  xx         14          67720
EASTMAN KODAK CO          COMMON STOCK           277461109       369079        6203               xx                      5203
                                                                                                  xx         14           1000
EMERSON ELECTRIC CO       COMMON STOCK           291011104      4169799       69065               xx                     41205
                                                                                                  xx         14          27860

AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW


   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
EVERCEL INC.              COMMON STOCK           299759100       267933       19486               xx                     10586
                                                                                                  xx         14           8900
EXXON MOBIL CORP          COMMON STOCK           30231G102     25089385      319610               xx                    199446
                                                                                                  xx         14         120164
FEDERAL NATIONAL MTGE     COMMON STOCK           313586109       493068        9448               xx                      9448
 ASSOC
FUEL CELL ENERGY INC.     COMMON STOCK           35952H106      1644309       23809               xx                     12334
                                                                                                  xx         14          11475
GTE CORP                  COMMON STOCK           362320103       674354       10833               xx                     10833
                                                                                                  xx
GENERAL ELECTRIC CO       COMMON STOCK           369604103     33147790      625430               xx                    416430
                                                                                                  xx         14         209000
GENERAL MILLS INC         COMMON STOCK           370334104       516375       13500               xx                     13500

GILLETTE COMPANY          COMMON STOCK           375766102      3448052       98692               xx                     80142
                                                                                                  xx         14          18550
HEWLETT-                  COMMON STOCK           428236103     11010978       88176               xx                     55236
PACKARD CO                                                                                        xx         14          32940
HONEYWELL INTERNATIONAL   COMMON STOCK           438516106      1218578       36173               xx                     18361
 INC                                                                                              xx         14          17812

INGERSOLL-RAND CO         COMMON STOCK           456866102       873425       21700               xx                     13200
                                                                                                  xx         14           8500

AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW


   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
INTEL CORPORATION         COMMON STOCK           458140100     34451804      257704               xx                    174804
                                                                                                  xx
                                                                                                  xx         14          82900
INTL BUSINESS MACHINES    COMMON STOCK           459200101      6195759       56550               xx                     44550
                                                                                                  xx
                                                                                                  xx         14          12000
INT'L FLAVORS &           COMMON STOCK           459506101       497339       16475               xx                     12900
 FRAGRANCES INC                                                                                   xx
                                                                                                  xx         14           3575

INTERNATIONAL PAPER CO.   COMMON STOCK           460146103       536625       18000               xx                     18000

IONICS INC                COMMON STOCK           462218108       710500       23200               xx                     18500
                                                                                                  xx         14           4700
JEFFERSON-PILOT CORP      COMMON STOCK           475070108      9925889      175874               xx                    111359
                                                                                                  xx
                                                                                                  xx         14          64515
JOHNSON & JOHNSON         COMMON STOCK           478160104     16819868      165103               xx                    102330
                                                                                                  xx         14          62773
KIMBERLY CLARK CORP       COMMON STOCK           494368103       309825        5400               xx                       400
                                                                                                  xx         14           5000
KOPIN                     COMMON STOCK           500600101      3746425       54100               xx                     19200
                                                                                                  xx         14          34900
ELI LILLY & CO.           COMMON STOCK           532457108      1657126       16592               xx                     13800
                                                                                                  xx         14           2792
LUCENT TECHNOLOGIES INC   COMMON STOCK           549463107      4508688       76096               xx                     40585
                                                                                                  xx         14          35511

AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW


   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
MBNA CORP                 COMMON STOCK           55262L100       775938       28606               xx                     28606

MATRITECH INC             COMMON STOCK           576818108       327938       49500               xx                     30500
                                                                                                  xx         14          19000
MCDONALD'S CORP.          COMMON STOCK           580135101      1666638       50600               xx                     39400
                                                                                                  xx         14          11200
MERCK & CO INC            COMMON STOCK           589331107     22627822      295306               xx                    205456
                                                                                                  xx         14          89850
MICROSOFT CORP            COMMON STOCK           594918104      7466400       93330               xx                     57330
                                                                                                  xx         14          36000
MINNESOTA MINING & MFG    COMMON STOCK           604059105      6383933       77381               xx                     51810
 CO                                                                                               xx         14          25571

MOTOROLA INC              COMMON STOCK           620076109      1488814       51228               xx                     31548
                                                                                                  xx         14          19680
NOKIA CORP ADR A          COMMON STOCK           654902204      1171034       23450               xx                     10550
                                                                                                  xx         14          12900
NORFOLK SOUTHERN CORP     COMMON STOCK           655844108       229819       15450               xx                     13500
                                                                                                  xx         14           1950
NOVO NORDISK A/S ADR      COMMON STOCK           670100205       346450        4100               xx                      4100
                                                                                                  xx
PEPSICO INC               COMMON STOCK           713448108      2355365       53004               xx                     41704
                                                                                                  xx         14          11300
PERKINELMER INC           COMMON STOCK           714046109       207897        3144               xx                      3144


AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW


   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
PFIZER INC                COMMON STOCK           717081103      8219424      171238               xx                     76138
                                                                                                  xx         14          95100
PHARMACIA CORP            COMMON STOCK           71713U102       622473       12043               xx                      4662
                                                                                                  xx         14           7381
PROCTER & GAMBLE CO       COMMON STOCK           742718109      7966051      139145               xx                     77330
                                                                                                  xx         14          61815
ROCKWELL INT'L CORP       COMMON STOCK           773903109       301392        9568               xx                      2000
 (NEW)                                                                                            xx         14           7568

ROYAL DUTCH PETROLEUM CO  N Y REG SHS            780257804       540026        8772               xx                      5520
                          PAR N GLDR                                                              xx         14           3252
                          1.25

SBC COMMUNICATIONS INC    COMMON STOCK           78387G103      1455363       33650               xx                     12954
                                                                                                  xx         14          20696
SARA LEE CORP             COMMON STOCK           803111103      1013906       52500               xx                     40300
                                                                                                  xx         14          12200
SCHLUMBERGER LTD          COMMON STOCK           806857108      3428422       45942               xx                     31142
                                                                                                  xx         14          14800
SEPRACOR INC              COMMON STOCK           817315104     13902031      115250               xx                     71100
                                                                                                  xx         14          44150
SEPRACOR INC              CONV DEB               817315AF1      1519781      725000               xx                    225000
                          DTD 12/15/98                                                            xx         14         500000

STATE STREET CORP         COMMON STOCK           857477103      3839887       36204               xx                     22854
                                                                                                  xx         14          13350

AS OF: JUNE 30, 2000        FORM 13F                   SEC FILE# GEORGE T. SHAW


   ITEM 1:                  ITEM 2:                ITEM 3:      ITEM 4:      ITEM 5:        ITEM 6:        ITEM 7:      ITEM 8:
NAME OF ISSUER          TITLE OF CLASS              CUSIP     FAIR MARKET   SHARES OR     INVESTMENT      MANAGERS      VOTING
                                                   NUMBER       VALUE       PRINCIPAL     DISCRETION                  AUTHORITY
                                                                             AMOUNT     (A)  (B)  (C)              (A)   (B)   (C)
                                                                                                                  SOLE  SHARES NONE
TECO ENERGY INC           COMMON STOCK           872375100       705398       35160               xx                     20360
                                                                                                  xx         14          14800
TEXAS INSTRUMENTS INC.    COMMON STOCK           882508104       247275        3600               xx
                                                                                                  xx         14           3600
UNION PACIFIC CORP        COMMON STOCK           907818108       803882       21617               xx                     18017
                                                                                                  xx         14           3600
U S WEST INC (NEW)        COMMON STOCK           91273H101       324049        3779               xx                       554
                                                                                                  xx         14           3225
UNITED TECHNOLOGIES       COMMON STOCK           913017109       320987        5452               xx                      4852
                                                                                                  xx         14            600
VICOR CORP                COMMON STOCK           925815102      1204513       34600               xx                     23000
                                                                                                  xx         14          11600
VODAFONE AIRTOUCH PLC     COMMON STOCK           92857T107       204287        4930               xx                      2750
 ADR                                                                                              xx         14           2180

WELLS FARGO & CO (NEW)    COMMON STOCK           949746101       279000        7200               xx                      4800
                                                                                                  xx         14           2400
WORLDCOM INC.             COMMON STOCK           98157D106      2972700       64800               xx                     40400
                                                                                                  xx         14          24400
TOTAL                                                         509903690